Cover	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	AbCellera Biologics Inc.
Document Period End Date	Aug. 05, 2026
Entity Incorporation, State or Country Code	A1
Entity File Number	001-39781
Entity Address, Postal Zip Code	V5Y 1G6
Entity Central Index Key	0001703057
Amendment Flag	false
Entity Address, Address Line One	150 W 4th Avenue Vancouver, BC
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
City Area Code	(604)
Local Phone Number	559-9005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares
Trading Symbol	ABCL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false